Employee Benefits (Classification Of Net Amounts Recognized For Postretirement Benefits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits [Abstract]
Current liability - postretirement benefits	$ (334)	$ (227)
Non-current liability - postretirement benefits	(5,786)	(6,520)
Net amount recognized	$ (6,120)	$ (6,747)